UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22350
Investment Company Act File Number
Global Opportunities Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Global Opportunities Portfolio	as of January 31, 2011

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 33.6%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
3.108%, with maturity at 2035(1)	$2,243,368	$2,337,324
4.353%, with maturity at 2030(1)	1,030,197	1,114,867
6.50%, with maturity at 2030	7,409,648	8,300,590
7.00%, with various maturities to 2035	11,724,957	13,325,870
7.50%, with maturity at 2034	3,110,044	3,619,774
8.00%, with maturity at 2026	2,964,343	3,426,091

		$32,124,516

Federal National Mortgage Association:
3.855%, with maturity at 2035(1)	$2,690,136	$2,896,981
4.447%, with maturity at 2035(1)	5,822,478	6,301,015
5.00%, with various maturities to 2018	7,782,049	8,325,556
6.00%, with various maturities to 2032	3,800,079	4,132,782
6.50%, with various maturities to 2029	11,188,782	12,505,326
7.00%, with various maturities to 2036(2)	23,219,120	26,292,661
7.50%, with maturity at 2035	18,163,229	21,079,531
8.50%, with maturity at 2032	1,201,523	1,444,705
9.50%, with maturity at 2020	3,507,747	4,230,322

		$87,208,879

Government National Mortgage Association:
7.00%, with various maturities to 2035	$33,371,026	$38,261,598
7.50%, with various maturities to 2022	3,680,480	4,251,243

		$42,512,841

Total Mortgage Pass-Throughs (identified cost $153,904,760)		$161,846,236

Collateralized Mortgage Obligations — 2.5%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp., Series 2182, Class ZC, 7.50%, 9/15/29	$667,207	$738,687

		$738,687

Federal National Mortgage Association:
Series 1994-42, Class K, 6.50%, 4/25/24	$1,262,006	$1,403,210
Series 2009-62, Class WA, 5.553%, 8/25/39(3)	7,542,705	8,220,559
Series G94-7, Class PJ, 7.50%, 5/17/24	1,687,086	1,943,491

		$11,567,260

Total Collateralized Mortgage Obligations (identified cost $11,832,752)		$12,305,947

Commercial Mortgage-Backed Securities — 9.7%

	Principal
Security	Amount	Value
COMM, Series 2004-LB2A, Class A4, 4.715%, 3/10/39	$15,000,000	$15,849,309
CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37(3)	15,000,000	15,821,336
MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35(3)	14,000,000	14,966,274

Total Commercial Mortgage-Backed Securities (identified cost $44,182,259)		$46,636,919

U.S. Government Agency Obligations — 11.2%

	Principal
Security	Amount	Value
Federal Home Loan Bank:
5.365%, 9/9/24	$3,300,000	$3,669,831
5.375%, 9/30/22	8,300,000	9,406,440
5.375%, 8/15/24	2,700,000	3,007,141
5.75%, 6/12/26	8,150,000	9,365,915

		$25,449,327

United States Agency for International Development - Israel:
5.50%, 12/4/23	$5,000,000	$5,670,990
5.50%, 4/26/24	20,000,000	22,702,240

		$28,373,230

Total U.S. Government Agency Obligations (identified cost $52,316,124)		$53,822,557

U.S. Treasury Obligations — 0.4%

	Principal
Security	Amount	Value
U.S. Treasury Note, 4.875%, 6/30/12(2)	$2,000,000	$2,126,798

Total U.S. Treasury Obligations (identified cost $2,020,112)		$2,126,798

Precious Metals — 3.3%

	Troy
Description	Ounces	Value
Gold	11,968	$15,930,998

Total Precious Metals (identified cost $16,407,609)		$15,930,998

Short-Term Investments — 39.5%

Foreign Government Securities — 19.2%

	Principal
Security	Amount		Value
Egypt — 9.5%
Egypt Treasury Bill, 0.00%, 3/29/11(4)	EGP	21,600,000	$3,553,415
Egypt Treasury Bill, 0.00%, 4/19/11(4)	EGP	199,425,000	32,586,099
Egypt Treasury Bill, 0.00%, 5/3/11(4)	EGP	24,275,000	3,948,255
Egypt Treasury Bill, 0.00%, 6/21/11(4)	EGP	1,300,000	208,114
Egypt Treasury Bill, 0.00%, 6/28/11(4)	EGP	35,175,000	5,618,140

Total Egypt			$45,914,023

Israel — 3.3%
Israel Treasury Bill, 0.00%, 2/2/11	ILS	59,200,000	$15,954,757

Total Israel			$15,954,757

Mexico — 3.4%
Mexico Treasury Bill, 0.00%, 4/14/11	MXN	145,679,000	$11,910,348
Mexico Treasury Bill, 0.00%, 4/20/11	MXN	51,291,000	4,187,757

Total Mexico			$16,098,105

Turkey — 3.0%
Turkey Government Bond, 0.00%, 2/2/11	TRY	23,455,000	$14,618,716

Total Turkey			$14,618,716

Total Foreign Government Securities (identified cost $95,992,933)			$92,585,601

Other Securities — 20.3%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(5)	$97,888	$97,888,264

Total Other Securities (identified cost $97,888,264)		$97,888,264

Total Short-Term Investments (identified cost $193,881,197)		$190,473,865

Total Investments — 100.2% (identified cost $474,544,813)		$483,143,320

Other Assets, Less Liabilities — (0.2)%		$(1,156,896)

Net Assets — 100.0%		$481,986,424

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

EGP	-	Egyptian Pound

ILS	-	Israeli Shekel

MXN	-	Mexican Peso

TRY	-	New Turkish Lira

COMM	-	Commercial Mortgage Pass-Through Certificate

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

MLMT	-	Merrill Lynch Mortgage Trust

(1)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2011.

(2)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $37,327.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2011 were $15,950,459 or 3.3% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement				Net Unrealized
Date	Deliver	In Exchange For	Counterparty	Depreciation
2/14/11	Euro 106,600,000	United States Dollar 138,239,946	Citigroup Global Markets	$(7,688,629)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/18/11	Malaysian Ringgit 32,534,000	United States Dollar 10,614,336	Barclays Bank PLC	$12,481
2/18/11	Malaysian Ringgit 32,534,000	United States Dollar 10,615,028	Credit Suisse	11,789
2/18/11	Malaysian Ringgit 32,534,000	United States Dollar 10,613,297	HSBC Bank USA	13,520
2/18/11	South Korean Won 18,322,000,000	United States Dollar 16,409,035	HSBC Bank USA	(79,059)
2/22/11	Swedish Krona 347,810,371	Euro 38,990,009	Goldman Sachs, Inc.	515,210
2/24/11	Polish Zloty 69,440,000	Euro 17,765,952	HSBC Bank USA	(174,990)
2/28/11	Czech Koruna 633,137,790	Euro 26,103,393	Goldman Sachs, Inc.	92,078
3/2/11	Brazilian Real 43,347,250	United States Dollar 25,785,051	Goldman Sachs, Inc.	43,019
3/18/11	Malaysian Ringgit 27,449,000	United States Dollar 8,943,956	Bank of America	17,298
3/18/11	Malaysian Ringgit 27,449,000	United States Dollar 8,943,956	Citigroup Global Markets	17,298
3/21/11	Norwegian Krone 97,008,077	Euro 12,364,017	Goldman Sachs, Inc.	(161,515)
3/30/11	Indian Rupee 736,000,000	United States Dollar 16,080,402	Standard Chartered Bank	(226,306)
4/18/11	Indonesian Rupiah 69,760,000,000	United States Dollar 7,563,699	Standard Bank	28,193
4/18/11	Indonesian Rupiah 69,760,000,000	United States Dollar 7,578,490	Standard Chartered Bank	13,402

				$122,418

At January 31, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $1,469,735 and a payable of $163,256.

At January 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2011 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$2,234,023	$(8,493,755)

		$2,234,023	$(8,493,755)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$474,175,596

Gross unrealized appreciation	$12,853,161
Gross unrealized depreciation	(3,885,437)

Net unrealized appreciation	$8,967,724

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage Pass-Throughs	$—	$161,846,236	$—	$161,846,236
Collateralized Mortgage Obligations	—	12,305,947	—	12,305,947
Commercial Mortgage-Backed Securities	—	46,636,919	—	46,636,919
U.S. Government Agency Obligations	—	53,822,557	—	53,822,557
U.S. Treasury Obligations	—	2,126,798	—	2,126,798
Precious Metals	15,930,998	—	—	15,930,998
Short-Term Investments
Foreign Government Securities	—	46,671,578	45,914,023	92,585,601
Other Securities	—	97,888,264	—	97,888,264

Total Investments	$15,930,998	$421,298,299	$45,914,023	$483,143,320

Forward Foreign Currency Exchange Contracts	$—	$2,234,023	$—	$2,234,023

Total	$15,930,998	$423,532,322	$45,914,023	$485,377,343

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(8,493,755)	$—	$(8,493,755)

Total	$—	$(8,493,755)	$—	$(8,493,755)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Total
Balance as of October 31, 2010	$—
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(1,727,993)
Cost of purchases	13,414,756
Proceeds from sales	—
Accrued discount (premium)	1,007,460
Transfers to Level 3*	33,219,800
Transfers from Level 3	—

Balance as of January 31, 2011	$45,914,023

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2011	$(1,727,993)

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to the effects of the market closure in Egypt.

At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio
By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date: March 24, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: March 24, 2011